UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-07540
                 ---------------------------------------------

                       Global High Income Dollar Fund Inc.
  -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
  -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[LOGO OF UBS] UBS Global Asset
              Management

              GLOBAL HIGH INCOME
              DOLLAR FUND INC.
              SEMIANNUAL REPORT
              APRIL 30, 2005

GLOBAL HIGH INCOME DOLLAR FUND INC.

June 15, 2005

DEAR SHAREHOLDER,

We present you with the semiannual report for Global High Income Dollar Fund Inc. (the "Fund") for the six months ended April30, 2005.

PERFORMANCE

Over the six-month period ended April 30, 2005, the Fund's net asset value return was 5.45%, compared with the 5.21% return of its peers, as measured by the Lipper Emerging Markets Debt Funds peer group median and the 3.51% return of the J.P. Morgan Emerging Markets Bond Index--Global (the "Index"). On a market price basis, the Fund returned 5.52% over the six-month period, compared with the median's return of 2.09% over the same time frame. After the close of the period, the Fund's managed distribution policy was adjusted and is described further on page 5. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 7.) The Fund did not use leverage during the reporting period, as did some of its peers. Leverage tends to magnify returns on both the upside and downside, and the degree of leverage used can create wider dispersions of returns with in the Fund's peer group.

GLOBAL HIGH INCOME DOLLAR FUND INC.

INVESTMENT GOALS:

Primarily, high level of current income; secondarily, capital appreciation.

PORTFOLIO MANAGEMENT:

Portfolio management team, including Uwe Schillhorn UBS

Global Asset Management (US) Inc.

COMMENCEMENT:

October 8, 1993

NYSE SYMBOL:

GHI

DIVIDEND PAYMENTS:

Monthly

AN INTERVIEW WITH PORTFOLIO MANAGER UWE SCHILLHORN

Q: HOW DID EMERGING MARKETS DEBT PERFORM OVER THE PERIOD?

A: Emerging markets debt performed moderately well, with the Index returning
   3.51% over the six-month period. In comparison, government bonds in developed markets returned 3.40%, as measured by the Citigroup World Government Bond Index (WGBI) in US dollars on a currency-hedged basis. Emerging markets debt in general was supported by relatively low US Treasury yields and generally strong growth in emerging markets economies.

   While growth rates remained solid as the period progressed, emerging markets debt spreads (the difference in yield between debt obligations of different categories) widened in the second half of the period, and prices fell. As US interest rates continued to rise and the potential for larger rate hikes in the

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

   future began to loom, investors became more risk-averse, causing demand for emerging markets debt to fall sharply.

Q: HOW WOULD YOU CHARACTERIZE THE EMERGING MARKETS ECONOMIES FROM A REGIONAL
   PERSPECTIVE?

A: Considering growth more broadly, the major economies of Latin America generally expanded in concert, a situation that has not taken place in decades, as most economies there are seeing the results of strong economic policies. European Economic Union accession for the economies in Eastern Europe, an increasingly important region for emerging markets debt, also propped up performance for the entire asset class. Moreover, the growth rate for many emerging markets countries outpaced growth rates in many developed countries.

Q: HOW DID YOU RESPOND TO THE VOLATILITY IN EMERGING MARKETS DEBT?

A: Early in the period, we increased the Fund's market exposure. This enhanced results, when emerging market spreads narrowed and prices rose in the first half of the period. We then moved to reduce our market exposure as the reporting period moved on and adopted a more cautious approach for the portfolio. This proved to be beneficial, as the market gave back much of its earlier gains in the second half of the reporting period.

Q: WHAT WERE SOME OF THE PORTFOLIO POSITIONING STRATEGIES YOU EMPLOYED OVER THE
   PERIOD?

A: Throughout the period, the Fund maintained an underweight exposure in Turkey and an overweight in Argentina. ("Overweight" or "underweight" refers to how much of a particular sector or country the Fund holds versus the composition of its benchmark Index.) We believed that Turkey's debt was overvalued, based on expectations for its membership in the European Economic Union. We held a positive view on Argentina, as it has benefited from an ongoing economic recovery, good fiscal performance and the near completion of its debt restructuring plan.

   During the period, we also sought investment opportunities in non-US dollar-denominated local market securities. Given the tight spread environment in the first half of the period, the portfolio had roughly a 9% position in local market securities to take advantage of the higher yield potential they offered. As the period progressed, we continued to identify value in select local markets where fundamentals were favorable and interest rates were relatively high. Consistent with our overall strategy, however, we reduced the portfolio's exposure to these investments toward the end of the period, and then increased them again as the period closed.

--------------------------------------------------------------------------------
2

GLOBAL HIGH INCOME DOLLAR FUND INC.

Q: HOW DID YOU VIEW THE DEBT MARKET IN BRAZIL?

A: Brazil's economic growth has moved ahead strongly despite tighter monetary policy, making its debt market attractive. In the first half of the period, we had an overweight exposure in Brazilian debt as the country continued to experience strong economic growth. This enhanced results as spreads in Brazil narrowed. Later in the period, we sold some of our Brazilian securities and moved to an underweight in the country, using the proceeds of those sales to increase our Argentinian holdings.

Q: HOW WERE YOU POSITIONED IN OTHER EMERGING MARKETS COUNTRIES?

A: Elsewhere, we had overweights in Russia and Qatar and found Argentinian
   Bodens, debt created as part of the public debt restructuring efforts in the wake of their currency crisis, to be particularly attractive. Conversely, we found less compelling values in Venezuela and South Africa, and held underweight positions in those countries. As Turkey moved farther along in its efforts to join the European Union, our view on Turkish bonds evolved and we reduced our holdings there, as our research indicated that the benefits of this potential historic event were already accounted for in the securities' prices.

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
Global High Income Dollar Fund Inc.
Executive Director
UBS Global Asset Management (US) Inc.

/s/ Uwe Schillhorn

Uwe Schillhorn, CFA
Portfolio Management Team Member
Global High Income Dollar Fund Inc.
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended April 30, 2005. The views and opinions in the letter were current as of June 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------
4

GLOBAL HIGH INCOME DOLLAR FUND INC.

INFORMATION REGARDING THE CHANGE TO THE FUND'S MANAGED DISTRIBUTION POLICY:

The Fund adopted a managed distribution policy in December 1999. Pursuant to the policy as in effect from December 1999 through early May 2005, the Fund made regular monthly distributions at an annualized rate equal to 11% of the Fund's net asset value, as determined as of the last day on which the New York Stock Exchange is open for trading during the first week of that month. The annualized rate for distributions pursuant to the policy was reduced from 11% to 9% effective beginning with the June 2005 monthly distribution. The Fund's Board receives recommendations from UBS Global Asset Management (US) Inc. periodically, and no less frequently than annually will reassess the annualized percentage of net assets at which the Fund's monthly distributions will be made. The Fund's Board may change or terminate the managed distribution policy at any time; any such change or termination may have an adverse effect on the market price for the Fund's shares.

To the extent that the Fund's taxable income in any fiscal year exceeds the aggregate amount distributed based on a fixed percentage of its net asset value, the Fund would make an additional distribution in the amount of that excess near the end of the fiscal year. To the extent that the aggregate amount distributed by the Fund based on a fixed percentage of its net asset value exceeds its current and accumulated earnings and profits, the amount of that excess would constitute a return of capital or net realized capital gains for tax purposes.

The actual sources of the Fund's monthly distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund's fiscal year based on tax regulations. The actual amounts attributable to each of these sources will be reported to shareholders in January of each year on Form 1099-DIV.

--------------------------------------------------------------------------------

     (This page has been left blank intentionally)

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6

GLOBAL HIGH INCOME DOLLAR FUND INC.

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 4/30/05

NET ASSET VALUE RETURNS*                        6 months    1 year   5 years   10 years
---------------------------------------------------------------------------------------
Global High Income Dollar Fund Inc.               5.45%     19.21%    14.15%     14.11%
---------------------------------------------------------------------------------------
Lipper Emerging Markets Debt Funds median**       5.21%     15.95%    15.65%     15.32%
---------------------------------------------------------------------------------------

MARKET PRICE RETURNS*
---------------------------------------------------------------------------------------
Global High Income Dollar Fund Inc.               5.52%     25.05%    21.15%     17.55%
---------------------------------------------------------------------------------------
Lipper Emerging Markets Debt Funds median**       2.09%     19.88%    19.23%     14.97%
---------------------------------------------------------------------------------------

  * Past performance does not predict future performance. The return and value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that dividends/distributions were reinvested at the net asset value on the payable dates.

    Market price returns assume that dividends/distributions were reinvested under the Dividend Reinvestment Plan. NAV and market price returns for periods of less than one year have not been annualized. Returns do not reflect taxes paid on dividends/distributions or brokerage commissions and taxes paid on the sale of shares.

 ** Lipper peer group data calculated by Lipper Inc.; used with permission. The
    Lipper median is the return of the fund that places in the middle of the Lipper Emerging Markets Debt Funds peer group.

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS*                                  4/30/05                      10/31/04                     4/30/04
--------------------------------------------------------------------------------------------------------------------
Net Asset Value                                   $15.15                        $16.43                      $15.34
--------------------------------------------------------------------------------------------------------------------
Market Price                                      $17.31                        $18.31                      $16.26
--------------------------------------------------------------------------------------------------------------------
12-Month Dividends/Distributions                 $3.0134                       $1.7443                     $1.7667
--------------------------------------------------------------------------------------------------------------------
Dividend/Distribution at Period-End              $0.1391                       $0.1488                     $0.1486
--------------------------------------------------------------------------------------------------------------------
Net Assets (mm)                                   $294.5                        $319.4                      $298.2
--------------------------------------------------------------------------------------------------------------------
CURRENCY EXPOSURE**                               4/30/05                      10/31/04                     4/30/04
--------------------------------------------------------------------------------------------------------------------
U.S. Dollar Denominated                             86.7%                         98.3%                       95.8%
--------------------------------------------------------------------------------------------------------------------
Foreign Denominated                                 13.3                           1.7                         4.2
--------------------------------------------------------------------------------------------------------------------
TOTAL                                              100.0%                        100.0%                      100.0%
--------------------------------------------------------------------------------------------------------------------
TOP 10 COUNTRIES (EXCLUDING U.S.)**               4/30/05                      10/31/04                     4/30/04
--------------------------------------------------------------------------------------------------------------------
Brazil                                              16.9%       Brazil            22.4%    Brazil             21.4%
--------------------------------------------------------------------------------------------------------------------
Russia                                              16.2        Russia            13.8     Russia             19.4
--------------------------------------------------------------------------------------------------------------------
Mexico                                              10.2        Mexico            10.1     Mexico             12.6
--------------------------------------------------------------------------------------------------------------------
Argentina                                           10.1        Argentina          8.4     Argentina           4.9
--------------------------------------------------------------------------------------------------------------------
Qatar                                                4.6        Malaysia           4.4     Colombia            4.9
--------------------------------------------------------------------------------------------------------------------
Turkey                                               4.5        Turkey             4.2     Venezuela           3.8
--------------------------------------------------------------------------------------------------------------------
Germany                                              3.7        Philippines        3.6     Bulgaria            3.2
--------------------------------------------------------------------------------------------------------------------
Philippines                                          3.5        Colombia           3.5     Malaysia            3.2
--------------------------------------------------------------------------------------------------------------------
Colombia                                             3.5        Germany            3.1     Poland              2.4
--------------------------------------------------------------------------------------------------------------------
Malaysia                                             2.9        Ecuador            3.1     South Africa        2.3
--------------------------------------------------------------------------------------------------------------------
TOTAL                                               76.1%                         76.6%                       78.1%
--------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY**                                  4/30/05                      10/31/04                     4/30/04
--------------------------------------------------------------------------------------------------------------------
A                                                    8.5%                          4.7%                        9.3%
--------------------------------------------------------------------------------------------------------------------
BBB                                                 27.8                          29.7                        33.2
--------------------------------------------------------------------------------------------------------------------
BB                                                  32.8                          39.6                        35.3
--------------------------------------------------------------------------------------------------------------------
B                                                    5.7                          15.3                        12.9
--------------------------------------------------------------------------------------------------------------------
CCC                                                  3.6                           0.7                         1.7
--------------------------------------------------------------------------------------------------------------------
Selective Default                                    1.8                           0.9                         0.9
--------------------------------------------------------------------------------------------------------------------
Non-Rated                                           10.9                           4.9                         2.9
--------------------------------------------------------------------------------------------------------------------
Cash Equivalents                                     8.4                           3.2                         1.1
--------------------------------------------------------------------------------------------------------------------
Other assets less liabilities                        0.5                           1.0                         2.7
--------------------------------------------------------------------------------------------------------------------
TOTAL                                              100.0%                        100.0%                      100.0%
--------------------------------------------------------------------------------------------------------------------

  * Prices and other characteristics will vary over time.
 ** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time. Credit quality ratings shown are based on those assigned by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), to individual portfolio holdings. S&P is an independent ratings agency.

--------------------------------------------------------------------------------
8

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                      MATURITY           INTEREST
    (000)                                                        DATES               RATES             VALUE
----------------------------------------------------------------------------------------------------------------
FOREIGN DEBT SECURITIES --91.02%
----------------------------------------------------------------------------------------------------------------
  ARGENTINA -- 10.08%
----------------------------------------------------------------------------------------------------------------
   $      700   Banco de Galicia y Buenos Aires(5)              01/01/10             6.290%+       $     626,500
----------------------------------------------------------------------------------------------------------------
 ARS   20,847   Republic of Argentina                           12/31/33             0.015@            6,503,620
----------------------------------------------------------------------------------------------------------------
   $    2,587   Republic of Argentina                           04/01/07             2.000               522,595
----------------------------------------------------------------------------------------------------------------
 ARS    4,270   Republic of Argentina                           01/03/10             2.000             2,339,831
----------------------------------------------------------------------------------------------------------------
   $    7,189   Republic of Argentina                           12/28/10             2.000             2,731,930
----------------------------------------------------------------------------------------------------------------
        4,165   Republic of Argentina                           01/03/16             2.000             1,924,230
----------------------------------------------------------------------------------------------------------------
        2,820   Republic of Argentina                           04/30/13             2.450@            2,044,500
----------------------------------------------------------------------------------------------------------------
       12,357   Republic of Argentina (1)                       08/03/12             3.010+           10,305,738
----------------------------------------------------------------------------------------------------------------
        5,000   Republic of Argentina, PAR (5)                  03/31/23             6.000             2,700,000
----------------------------------------------------------------------------------------------------------------
                                                                                                      29,698,944
----------------------------------------------------------------------------------------------------------------
  BRAZIL -- 16.86%
----------------------------------------------------------------------------------------------------------------
   $    3,192   Brazil Real Credit-Linked Note                  01/03/07            12.080@            2,401,137
----------------------------------------------------------------------------------------------------------------
        1,200   Federal Republic of Brazil                      01/20/34             8.250             1,093,800
----------------------------------------------------------------------------------------------------------------
        5,300   Federal Republic of Brazil                      10/14/19             8.875             5,247,000
----------------------------------------------------------------------------------------------------------------
        5,270   Federal Republic of Brazil                      04/15/24             8.875             5,138,250
----------------------------------------------------------------------------------------------------------------
        2,318   Federal Republic of Brazil                      05/15/27            10.125             2,499,963
----------------------------------------------------------------------------------------------------------------
        2,125   Federal Republic of Brazil                      08/17/40            11.000             2,406,563
----------------------------------------------------------------------------------------------------------------
        2,111   Federal Republic of Brazil, C                   04/15/14             8.000             2,104,373
----------------------------------------------------------------------------------------------------------------
        1,935   Federal Republic of Brazil, DCB                 04/15/12             4.313+            1,811,942
----------------------------------------------------------------------------------------------------------------
        6,000   Federal Republic of Brazil, DISC(5)             04/15/24             4.250+            5,460,000
----------------------------------------------------------------------------------------------------------------
       23,360   Federal Republic of Brazil, PAR(5)              04/15/24             6.000+           21,491,200
----------------------------------------------------------------------------------------------------------------
                                                                                                      49,654,228
----------------------------------------------------------------------------------------------------------------
  BULGARIA -- 1.03%
----------------------------------------------------------------------------------------------------------------
   $    2,450   Republic of Bulgaria                            01/15/15             8.250             3,034,937
----------------------------------------------------------------------------------------------------------------
  COLOMBIA -- 3.50%
----------------------------------------------------------------------------------------------------------------
   $    7,491   Republic of Colombia(5)                         04/09/11             9.750             8,329,701
----------------------------------------------------------------------------------------------------------------
        1,840   Republic of Colombia                            01/28/33            10.375             1,982,600
----------------------------------------------------------------------------------------------------------------
                                                                                                      10,312,301
----------------------------------------------------------------------------------------------------------------
  DOMINICAN REPUBLIC -- 0.85%
----------------------------------------------------------------------------------------------------------------
   $    1,660   Republic of Dominican                           01/23/13             9.040             1,531,350
----------------------------------------------------------------------------------------------------------------
        1,000   Republic of Dominican                           09/27/06             9.500               982,500
----------------------------------------------------------------------------------------------------------------
                                                                                                       2,513,850
----------------------------------------------------------------------------------------------------------------

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                                                                               9

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                      MATURITY           INTEREST
    (000)                                                        DATES               RATES             VALUE
----------------------------------------------------------------------------------------------------------------
FOREIGN DEBT SECURITIES -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------
  ECUADOR -- 2.36%
----------------------------------------------------------------------------------------------------------------
   $    3,065   Republic of Ecuador                             08/15/30              8.000%++     $   2,482,650
----------------------------------------------------------------------------------------------------------------
        5,500   Republic of Ecuador, 144A                       08/15/30              8.000++          4,455,000
----------------------------------------------------------------------------------------------------------------
                                                                                                       6,937,650
----------------------------------------------------------------------------------------------------------------
  EL SALVADOR -- 0.97%
----------------------------------------------------------------------------------------------------------------
   $    2,770   Republic of El Salvador                         04/10/32              8.250            2,853,100
----------------------------------------------------------------------------------------------------------------
  GERMANY -- 3.66%
----------------------------------------------------------------------------------------------------------------
   $    8,500   Aries Vermogensverwaltungs, 144A                10/25/14              9.600           10,773,750
----------------------------------------------------------------------------------------------------------------
  INDONESIA -- 0.64%
----------------------------------------------------------------------------------------------------------------
   $    1,970   Republic of Indonesia, 144A                     04/20/15              7.250            1,898,588
----------------------------------------------------------------------------------------------------------------
  MALAYSIA -- 2.93%
----------------------------------------------------------------------------------------------------------------
 MYR   32,670   Johor Corp.                                     07/31/12              1.000++          8,640,355
----------------------------------------------------------------------------------------------------------------
  MEXICO -- 10.20%
----------------------------------------------------------------------------------------------------------------
   $    1,145   Conproca S.A.de c.v.                            06/16/10             12.000            1,408,350
----------------------------------------------------------------------------------------------------------------
          615   PEMEX Finance Ltd.                              05/15/07              8.020              635,403
----------------------------------------------------------------------------------------------------------------
        8,000   PEMEX Project Funding Master Trust              02/01/22              8.625            9,280,000
----------------------------------------------------------------------------------------------------------------
        1,250   PEMEX Project Funding Master Trust, 144A        03/30/18              9.250            1,537,500
----------------------------------------------------------------------------------------------------------------
        8,872   United Mexican States                           04/08/33              7.500            9,603,940
----------------------------------------------------------------------------------------------------------------
        3,400   United Mexican States                           08/15/31              8.300            3,978,000
----------------------------------------------------------------------------------------------------------------
 MXN   40,000   United Mexican States                           12/29/05              9.000            3,587,837
----------------------------------------------------------------------------------------------------------------
                                                                                                      30,031,030
----------------------------------------------------------------------------------------------------------------
  NETHERLANDS -- 2.65%
----------------------------------------------------------------------------------------------------------------
 EUR      781   ING Bank NV (2)                                 05/31/14              5.109@             537,917
----------------------------------------------------------------------------------------------------------------
        1,115   ING Bank NV (2)                                 05/31/13              5.575@             823,256
----------------------------------------------------------------------------------------------------------------
        1,373   ING Bank NV (2)                                 05/31/12              6.089@           1,082,639
----------------------------------------------------------------------------------------------------------------
        2,136   ING Bank NV (2)                                 05/31/11              6.627@           1,822,843
----------------------------------------------------------------------------------------------------------------
        1,093   ING Bank NV (2)                                 05/31/10              7.223@           1,005,485
----------------------------------------------------------------------------------------------------------------
          606   ING Bank NV (2)                                 05/31/09              7.879@             597,198
----------------------------------------------------------------------------------------------------------------
 UAH    8,270   ING Bank NV                                     12/30/09              11.890           1,934,479
----------------------------------------------------------------------------------------------------------------
                                                                                                       7,803,817
----------------------------------------------------------------------------------------------------------------

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10

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                  MATURITY           INTEREST
    (000)                                                    DATES               RATES                 VALUE
----------------------------------------------------------------------------------------------------------------
FOREIGN DEBT SECURITIES -- (CONCLUDED)
----------------------------------------------------------------------------------------------------------------
  PERU -- 2.10%
----------------------------------------------------------------------------------------------------------------
   $     1,110  Republic of Peru                            05/03/16             8.375%            $   1,184,925
----------------------------------------------------------------------------------------------------------------
         1,100  Republic of Peru                            02/06/15             9.875                 1,295,250
----------------------------------------------------------------------------------------------------------------
         3,990  Republic of Peru, FLIRB                     03/07/17             5.000+                3,710,421
----------------------------------------------------------------------------------------------------------------
                                                                                                       6,190,596
----------------------------------------------------------------------------------------------------------------
  PHILIPPINES -- 3.51%
----------------------------------------------------------------------------------------------------------------
   $     3,545  Republic of Philippines                     03/16/25            10.625                 3,823,991
----------------------------------------------------------------------------------------------------------------
         6,645  Republic of Philippines                     02/02/30             9.500                 6,512,100
----------------------------------------------------------------------------------------------------------------
                                                                                                      10,336,091
----------------------------------------------------------------------------------------------------------------
  POLAND -- 0.83%
----------------------------------------------------------------------------------------------------------------
 PLN     8,110  Republic of Poland                          06/24/08             5.750                 2,456,475
----------------------------------------------------------------------------------------------------------------
  QATAR -- 4.63%
----------------------------------------------------------------------------------------------------------------
   $     9,120  State of Qatar                              06/15/30             9.750                13,634,400
----------------------------------------------------------------------------------------------------------------
  RUSSIA -- 13.90%
----------------------------------------------------------------------------------------------------------------
   $    11,630  Russian Federation                          03/31/30             5.000++              12,371,412
----------------------------------------------------------------------------------------------------------------
        18,984  Russian Federation, 144A                    03/31/30             5.000++              20,193,793
----------------------------------------------------------------------------------------------------------------
         7,640  Russian Federation                          03/31/10             8.250                 8,365,800
----------------------------------------------------------------------------------------------------------------
                                                                                                      40,931,005
----------------------------------------------------------------------------------------------------------------
  SLOVAKIA -- 1.27%
----------------------------------------------------------------------------------------------------------------
 SKK   120,000  Republic of Slovakia                        01/14/07             3.760@                3,745,339
----------------------------------------------------------------------------------------------------------------
  TURKEY -- 4.48%
----------------------------------------------------------------------------------------------------------------
 TRL      3,872  Turkish Credit Linked Note                 04/27/07             0.000@                4,039,991
----------------------------------------------------------------------------------------------------------------
   $     1,060  Republic of Turkey                          02/14/34             8.000                 1,022,900
----------------------------------------------------------------------------------------------------------------
         2,830  Republic of Turkey                          06/30/11             9.000                 3,070,550
----------------------------------------------------------------------------------------------------------------
         3,862  Republic of Turkey                          01/15/30            11.875                 5,059,220
----------------------------------------------------------------------------------------------------------------
                                                                                                      13,192,661
----------------------------------------------------------------------------------------------------------------
  UKRAINE -- 2.02%
----------------------------------------------------------------------------------------------------------------
   $     5,560  Republic of Ukraine                         06/11/13             7.650                 5,949,200
----------------------------------------------------------------------------------------------------------------
  VENEZUELA -- 2.55%
----------------------------------------------------------------------------------------------------------------
   $     1,520  Republic of Venezuela                       10/08/14             8.500                 1,497,200
----------------------------------------------------------------------------------------------------------------
         2,020  Republic of Venezuela                       09/15/27             9.250                 1,990,710
----------------------------------------------------------------------------------------------------------------
         1,160  Republic of Venezuela                       09/15/27             9.250                 1,143,180
----------------------------------------------------------------------------------------------------------------
         2,900  Republic of Venezuela                       01/13/34             9.375                 2,863,750
----------------------------------------------------------------------------------------------------------------
                                                                                                       7,494,840
----------------------------------------------------------------------------------------------------------------
Total Foreign Debt Securities (Cost $255,664,822)                                                    268,083,157
----------------------------------------------------------------------------------------------------------------

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                                                                              11

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

  NUMBERS OF
    AMOUNT                                                    MATURITY           INTEREST
    (000)                                                      DATES               RATES                 VALUE
-----------------------------------------------------------------------------------------------------------------
RIGHTS -- 0.03%
-----------------------------------------------------------------------------------------------------------------
  MEXICO -- 0.03%
-----------------------------------------------------------------------------------------------------------------
       1,885    United Mexican States Value Recovery Rights,
                  Series C, Expiration Date 06/30/05 (3)                                             $     11,876
-----------------------------------------------------------------------------------------------------------------
       1,885    United Mexican States Value Recovery Rights,
                  Series D, Expiration Date 06/30/06 (3)                                                   43,355
-----------------------------------------------------------------------------------------------------------------
       1,885    United Mexican States Value Recovery Rights,
                  Series E, Expiration Date 06/30/07 (3)                                                   40,527
-----------------------------------------------------------------------------------------------------------------
Total Rights (Cost $0)                                                                                     95,758
-----------------------------------------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT
    (000)
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.41%
-----------------------------------------------------------------------------------------------------------------
  RUSSIA -- 2.30%
-----------------------------------------------------------------------------------------------------------------
  TIME DEPOSIT -- 2.30%
-----------------------------------------------------------------------------------------------------------------
   $   4,000    Russia Over the Counter
                  time deposits(2)(4)                         08/22/05            3.000%*               4,001,709
-----------------------------------------------------------------------------------------------------------------
       2,710    Russia Over the Counter
                  time deposits(2)(4)                         08/22/05            3.500*                2,770,249
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,771,958
-----------------------------------------------------------------------------------------------------------------
  UNITED STATES -- 6.11%
-----------------------------------------------------------------------------------------------------------------
  U.S.GOVERNMENT OBLIGATIONS -- 0.67%
-----------------------------------------------------------------------------------------------------------------
       2,000    U.S.Treasury Bills(5)                         07/21/05            2.640*                1,987,690
-----------------------------------------------------------------------------------------------------------------

  NUMBER OF
   SHARES
   (000)
-----------------------------------------------------------------------------------------------------------------
  OTHER -- 5.44%**
-----------------------------------------------------------------------------------------------------------------
      16,015    UBS Supplementary Trust --  U.S.Cash
                  Management Prime Fund                                           2.770*               16,015,037
-----------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $20,713,151)                                                        24,774,685
-----------------------------------------------------------------------------------------------------------------
Total Investments --  99.46% (Cost $276,377,973)                                                      292,953,600
-----------------------------------------------------------------------------------------------------------------
Cash and other assets, less liabilities --  0.54%                                                       1,576,629
-----------------------------------------------------------------------------------------------------------------
Net Assets --  100.00%                                                                               $294,530,229
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Note:  The Portfolio of Investments is listed by the issuer's country of origin.
+      Reflects rate at April 30, 2005 on variable rate instruments.
++     Reflects rate at April 30, 2005 on step coupon rate instruments.
@      Reflects annualized yield at April 30, 2005 on zero coupon bonds.
*      Interest rate reflects yield at April 30, 2005.
** Security is issued by a fund that is advised by a related entity of UBS Global Asset Management (US) Inc., Global High Income Dollar Fund Inc.'s advisor.
(1)    Bond interest in default.
(2) Security is illiquid. These securities amounted to $12,641,296 or 4.29% of net assets.
(3) Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
(4) Security is being fair valued by a valuation commitee under the direction of the Board of Directors. At April 30, 2005, the value of these securities amounted to $6,771,958 or 2.30% of net assets.
(5) All or a portion of these securities were pledged to cover margin requirements for futures contracts and/or forward foreign currency contracts.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005 the value of these securities amounted to $38,858,631 or 13.19% of net assets.
ARS    Argentina Peso
C      Front-Loaded Interest Reduction with Capitalized Interest Bond
DCB    Debt Conversion Bond
DISC   Discount Bond
EUR    Euro
FLIRB  Front-Loaded Interest Reduction Bond
MYR    Malaysian Ringgit
MXN    Mexican Peso
PAR    Par Bond
PLN    Polish Zloty
SKK    Slovakia Koruna
TRL    Turkish Lira
UAH    Ukraine Hryvnia

FUTURES CONTRACTS

Global High Income Dollar Fund Inc. had the following open futures contracts as of April 30, 2005:

                                                                                                    UNREALIZED
                                                       EXPIRATION      COST/        CURRENT        APPRECIATION/
                                                          DATE        PROCEEDS       VALUE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTE FUTURES BUY CONTRACTS:
5 Year U.S. Treasury Notes, 150 contracts               June 2005    $16,176,719   $16,267,969         $91,250
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY BOND FUTURES SALE CONTRACTS:
10 Year U.S. Treasury Bonds, 424 contracts              June 2005     48,051,788    48,693,750        (641,963)
-----------------------------------------------------------------------------------------------------------------
   Total net unrealized depreciation on futures contracts                                             (550,713)
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                                  Unrealized
                           CONTRACTS TO              IN                   MATURITY               APPRECIATION/
                              DELIVER            EXCHANGE FOR               DATES                (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Chinese Renminbi            47,924,077       USD         5,960,706         07/05/05               $     71,406
---------------------------------------------------------------------------------------------------------------
Euro                         9,590,000       USD        12,303,251         07/21/05                   (115,991)
---------------------------------------------------------------------------------------------------------------
Mexican Peso                69,916,102       USD         6,151,879         07/05/05                    (75,925)
---------------------------------------------------------------------------------------------------------------
Mexican Peso                24,000,000       USD         2,154,205         05/23/05                     (2,598)
---------------------------------------------------------------------------------------------------------------
United States Dollar         5,867,656       CNY        47,924,077         07/05/05                     21,645
---------------------------------------------------------------------------------------------------------------
United States Dollar         5,960,706       MXN        69,916,102         07/05/05                    267,097
---------------------------------------------------------------------------------------------------------------
United States Dollar         7,436,350       THB       295,000,000         07/21/05                     47,797
---------------------------------------------------------------------------------------------------------------
      Total net unrealized appreciation on forward foreign currency contracts                     $    213,431
---------------------------------------------------------------------------------------------------------------

CURRENCY TYPE ABBREVIATIONS:
CNY   Chinese Renminbi
MXN   Mexican Peso
THB   Thai Baht
USD   United States Dollar

INDUSTRY DIVERSIFICATION
AS A PERCENT OF NET ASSETS
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------

   Foreign Debt Securities:
      International Corporate Bonds:
         Commercial Banks ........................................         2.86%
         Oil & Gas ...............................................         3.67
         Diversified Financial Services ..........................         3.66
         Construction & Engineering ..............................         0.48
         Capital Markets .........................................         0.22
                                                                         ------
           Total International Corporate Bonds ...................        10.89
      Foreign Government Bonds ...................................        80.13
                                                                         ------
Total Foreign Debt Securities ....................................        91.02

      Rights .....................................................         0.03
      Short-Term Investments .....................................         8.41
                                                                         ------
Total Investments ................................................        99.46
Cash and Other Assets, Less Liabilities ..........................         0.54
                                                                         ------
Net Assets .......................................................       100.00%
                                                                         ------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
14

GLOBAL HIGH INCOME DOLLAR FUND INC.

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS:

Investments in securities of unaffiliated issuers, at value
   (cost - $260,362,936)                                                    $276,938,563
----------------------------------------------------------------------------------------
Investments in securities of a related entity, at value
   (cost - $16,015,037)                                                       16,015,037
----------------------------------------------------------------------------------------
Cash collateral for futures contracts                                             15,628
----------------------------------------------------------------------------------------
Foreign currency, at value (cost - $292)                                             278
----------------------------------------------------------------------------------------
Receivable for investments sold                                                4,483,036
----------------------------------------------------------------------------------------
Interest receivable                                                            2,799,860
----------------------------------------------------------------------------------------
Unrealized appreciation on forward foreign currency contracts                    407,945
----------------------------------------------------------------------------------------
Variation margin receivable                                                       42,000
----------------------------------------------------------------------------------------
Other assets                                                                      11,970
----------------------------------------------------------------------------------------
Total assets                                                                 300,714,317
----------------------------------------------------------------------------------------
LIABILITIES:

Payable for investments purchased                                              3,789,062
----------------------------------------------------------------------------------------
Due to custodian bank                                                          1,757,467
----------------------------------------------------------------------------------------
Payable to investment advisor and administrator                                  300,364
----------------------------------------------------------------------------------------
Unrealized depreciation on forward foreign currency contracts                    194,514
----------------------------------------------------------------------------------------
Directors fees payable                                                             3,634
----------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                           139,047
----------------------------------------------------------------------------------------
Total liabilities                                                              6,184,088
----------------------------------------------------------------------------------------
NET ASSETS:

Capital stock - $0.001 par value; 100,000,000 shares authorized;
   19,439,667 shares issued and outstanding                                  268,246,555
----------------------------------------------------------------------------------------
Distributions in excess of net investment income                              (8,460,710)
----------------------------------------------------------------------------------------
Accumulated net realized gain from investment transactions                    18,507,671
----------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures, forward foreign currency contracts and other assets and liabilities denominated in
   foreign currencies                                                         16,236,713
----------------------------------------------------------------------------------------
Net assets                                                                  $294,530,229
----------------------------------------------------------------------------------------
Net asset value per share                                                         $15.15
----------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

STATEMENT OF OPERATIONS

                                                                         FOR THE SIX
                                                                        MONTHS ENDED
                                                                       APRIL 30, 2005
                                                                         (UNAUDITED)
-------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest income net of foreign witholding taxes of $9,579
   (includes $135,185 from a related entity)                              $11,004,410
-------------------------------------------------------------------------------------
EXPENSES:

Investment advisory and administration fees                                 1,901,734
-------------------------------------------------------------------------------------
Custody and accounting fees                                                   132,421
-------------------------------------------------------------------------------------
Reports and notices to shareholders                                            64,735
-------------------------------------------------------------------------------------
Professional fees                                                              41,213
-------------------------------------------------------------------------------------
Directors' fees                                                                 9,044
-------------------------------------------------------------------------------------
Transfer agency fees                                                            8,667
-------------------------------------------------------------------------------------
Other expenses                                                                 28,258
-------------------------------------------------------------------------------------
                                                                            2,186,072
-------------------------------------------------------------------------------------
Net investment income                                                       8,818,338
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM
INVESTMENT ACTIVITIES:

Net realized gain (loss) from:
-------------------------------------------------------------------------------------
   Investment transactions                                                 18,287,338 +
-------------------------------------------------------------------------------------
   Foreign currency transactions                                              264,821
-------------------------------------------------------------------------------------
   Futures                                                                   (285,011)
-------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
-------------------------------------------------------------------------------------
   Investments                                                            (10,010,500)
-------------------------------------------------------------------------------------
   Futures                                                                   (272,126)
-------------------------------------------------------------------------------------
   Other assets, liabilities and forward foreign currency contracts           357,634
-------------------------------------------------------------------------------------
Net realized and unrealized gains from investment activities                8,342,156
-------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      $17,160,494
-------------------------------------------------------------------------------------

+  Net of $25,818 deferred country taxes.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
16

GLOBAL HIGH INCOME DOLLAR FUND INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                  For the Six
                                                                 Months Ended              For the
                                                                April 30, 2005           Year Ended
                                                                  (unaudited)         October 31, 2004
------------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                              $8,818,338              $19,115,856
------------------------------------------------------------------------------------------------------
Net realized gain from investment transactions                     18,287,338               39,638,312
------------------------------------------------------------------------------------------------------
Net realized gain (loss) from futures and foreign
  currency transactions                                               (20,190)                 816,652
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
------------------------------------------------------------------------------------------------------
  Investments                                                     (10,010,500)             (15,591,446)
------------------------------------------------------------------------------------------------------
  Futures                                                            (272,126)                (222,228)
------------------------------------------------------------------------------------------------------
  Other assets, liabilities and forward foreign
     currency contracts                                               357,634                   (5,537)
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               17,160,494               43,751,609
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                             (16,996,101)(1)          (18,957,163)
------------------------------------------------------------------------------------------------------
Net realized gains                                                (24,993,580)             (14,951,448)
------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                 (41,989,681)             (33,908,611)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                             (24,829,187)               9,842,998
------------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                                               319,359,416              309,516,418
------------------------------------------------------------------------------------------------------
End of period                                                    $294,530,229             $319,359,416
------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                  ($8,460,710)               ($282,947)
------------------------------------------------------------------------------------------------------

(1) The actual sources of the Fund's fiscal year 2005 dividend/distribution may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund's fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2005 fiscal year.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Global High Income Dollar Fund Inc. (the "Fund") was incorporated in Maryland on February 23, 1993 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's primary investment objective is to achieve a high level of current income. As a secondary objective the Fund seeks capital appreciation, to the extent consistent with its primary objective.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized
"matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of

--------------------------------------------------------------------------------
18

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

directors (the "Board"). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

Foreign currency exchange rates are generally determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars using the WM/Reuters closing spot rates as of 4:00 pm London time. For purposes of calculating the U.S. dollar equivalent value of a non-U.S. dollar denominated obligation, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities - at the exchange rates prevailing at the end of the Fund's fiscal period; and (2) purchases and sales of investment securities and income and expenses - at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market value of the Fund's portfolio are presented at the foreign exchange rates at the end of the Fund's fiscal period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to U.S. federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with U.S. federal income tax regulations.

FORWARD FOREIGN CURRENCY CONTRACTS--The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward contracts to enhance income.

The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund identifies cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have been sold or matured.

FUTURES CONTRACTS--The Fund may use financial futures contracts for hedging purposes and to adjust exposure to U.S. and foreign fixed income markets in connection with a reallocation of the Fund's assets or to manage the average duration of the Fund. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times. Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value.

Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or liquid securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

--------------------------------------------------------------------------------
20

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR AND OTHER TRANSACTIONS WITH RELATED
ENTITIES

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 1.25% of the Fund's average weekly net assets.

The Fund invests in shares of the UBS Supplementary Trust -- U.S. Cash Management Prime Fund ("Supplementary Trust"). Supplementary Trust is a business trust managed by UBS Global Asset Management (Americas) Inc., an related entity of UBS Global AM.

The Fund pays no management fees to Supplementary Trust. Distributions from the Supplementary Trust are reflected as interest income on the statement of operations.

Amounts relating to those investments at April 30, 2005 and for the period ended are summarized as follows:

                                                                                        % OF
                                                 SALES       INTEREST                    NET
FUND                          PURCHASES        PROCEEDS       INCOME        VALUE      ASSETS
---------------------------------------------------------------------------------------------
UBS Supplementary Trust --
  U.S. Cash Management
  Prime Fund                 $162,881,312    $156,984,823    $135,185    $16,015,037    5.44%
---------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in his becoming an interested director of

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. UBS Global AM may execute Fund portfolio transactions through Morgan Stanley based on that firm's ability to provide best execution of the transactions. For the six months ended April 30, 2005, the Fund did not purchase or sell securities in principal trades with Morgan Stanley.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Securities LLC, an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the six months ended April 30, 2005, the Fund did not have any securities on loan, and the Fund did not owe UBS Securities LLC compensation as the Fund's lending agent.

CAPITAL STOCK

There are 100,000,000 shares of $0.001 par value common stock authorized and 19,439,667 shares outstanding at April 30, 2005. For the six months ended April 30, 2005 and for the year ended October 31, 2004, the Fund did not repurchase any shares of common stock.

For the period September 17, 1998 (commencement of repurchase program) through February 28, 2001, the Fund repurchased 3,297,000 shares of common stock at an average market price per share of $11.68 and a weighted average discount from net asset value of 14.88%. As of April 30, 2005, paid-in-capital has been reduced by the cost of $38,698,693 of capital stock repurchased.

PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2005, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $248,633,954 and $293,116,936, respectively.

--------------------------------------------------------------------------------
22

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended October 31, 2004 was as follows:

DISTRIBUTIONS PAID FROM:                                                 2004
--------------------------------------------------------------------------------
Net investment income                                                $30,792,351
--------------------------------------------------------------------------------
Net realized gains                                                     3,116,260
--------------------------------------------------------------------------------
Total distributions paid                                             $33,908,611
--------------------------------------------------------------------------------

At October 31, 2004, the components of accumulated earnings on a tax basis were as follows:

Undistributed long-term capital gains                                $24,993,049
--------------------------------------------------------------------------------
Unrealized appreciation                                               26,119,812
--------------------------------------------------------------------------------
Total accumulated earnings                                           $51,112,861
--------------------------------------------------------------------------------

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending October 31, 2005.

The difference between book-basis and tax-basis net unrealized appreciation of investments is attributable to premium amortization adjustments and wash sales.

During the fiscal year ended October 31, 2004, the Fund had no capital loss carry-forwards to offset current year gains.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at April 30, 2005 were as follows:

Tax cost of investments                                                     $276,377,973
----------------------------------------------------------------------------------------
Gross appreciation (investments having an excess of value over cost)          19,247,564
----------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)          (2,671,937)
----------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                  $ 16,575,627
----------------------------------------------------------------------------------------

To reflect reclassifications arising from permanent "book/tax" differences for the year ended October 31, 2004, distributions in excess of net investment income was decreased by $15,220,861 and accumulated net realized gain from investment activities was decreased by $15,220,861. These differences are primarily due to tax treatment of foreign currency transactions, paydown gains and losses, distribution reclasses and premium adjustments for certain debt obligations.

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                           FOR THE SIX
                                           MONTHS ENDED                      FOR THE YEARS ENDED OCTOBER 31,
                                          APRIL 30, 2005      -----------------------------------------------------------
                                           (UNAUDITED)         2004            2003        2002+      2001         2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                       $  16.43          $ 15.92        $ 14.14     $  14.16    $ 14.42     $  13.66
-------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.45             0.98           1.02         1.04       1.24         1.48
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gains from investment and
  foreign currency transactions                 0.43             1.27           2.44         0.52       0.10         0.71
-------------------------------------------------------------------------------------------------------------------------
Net increase from investment
  operations                                    0.88             2.25           3.46         1.56       1.34         2.19
-------------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                            (0.87)(2)        (0.97)          (1.13)      (1.31)      (1.15)      (1.48)
-------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains
  from investment transactions                 (1.29)           (0.77)          (0.53)          -           -           -
-------------------------------------------------------------------------------------------------------------------------
Distributions from paid-in-capital                 -                -           (0.02)      (0.27)      (0.46)          -
-------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net
  investment income                                -                -               -           -           -       (0.09)
-------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
  to shareholders                              (2.16)           (1.74)          (1.68)      (1.58)      (1.61)      (1.57)
-------------------------------------------------------------------------------------------------------------------------
Net increase in net asset value
  resulting from repurchase of
  common stock                                     -                -               -           -        0.01        0.14
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                             $  15.15          $ 16.43        $  15.92    $  14.14    $  14.16    $  14.42
-------------------------------------------------------------------------------------------------------------------------
MARKET VALUE,
  END OF PERIOD                             $  17.31          $ 18.31        $  17.07    $  13.87    $  12.98    $ 12.63
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                      5.52%           18.68%          36.52%      19.38%      15.80%     24.55%
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)           $294,530          $319,359       $309,516    $274,968    $275,205    $281,955
-------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets                  1.43%*            1.40%          1.43%       1.43%       1.41%       1.39%
-------------------------------------------------------------------------------------------------------------------------
Net investment income to
  average net assets                            5.78%*            6.18%          6.66%       7.23%       8.46%      10.12%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           86%              140%            53%         57%         51%         43%

--------------------------------------------------------------------------------
24

GLOBAL HIGH INCOME DOLLAR FUND INC.

FINANCIAL HIGHLIGHTS

*  Annualized.
1 Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for the period less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or a sale of Fund shares.
2 The actual sources of the Fund's fiscal year 2005 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund's fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2005 fiscal year.
+ As required, effective as of November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains from investment activities per share by $0.02, and decrease the ratio of net investment income to average net assets from 7.35% to 7.23%. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

GENERAL INFORMATION (UNAUDITED)

THE FUND

Global High Income Dollar Fund Inc. (the "Fund") is a non-diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's primary investment objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its primary objective. The Fund's investment advisor and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which had over $50.7 billion in assets under management as of March 31, 2005.

SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "GHI." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal, The New York Times and Barron's, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on February 17, 2005. At the meeting, Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien, Richard R. Burt, Meyer Feldberg, Carl W. Schafer, and William D. White were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified or until they resign or are otherwise removed. The shares were voted as indicated below:

                                                                       SHARES
                                                    SHARES            WITHHOLD
TO VOTE FOR OR AGAINST THE ELECTION OF:            VOTED FOR          AUTHORITY
--------------------------------------------------------------------------------
Margo N. Alexander                               18,198,404.809      166,962.261
--------------------------------------------------------------------------------
Richard Q. Armstrong                             18,199,425.809      165,941.261
--------------------------------------------------------------------------------
David J. Beaubien                                18,196,028.809      169,338.261
--------------------------------------------------------------------------------
Richard R. Burt                                  18,179,150.809      186,216.261
--------------------------------------------------------------------------------
Meyer Feldberg                                   18,202,866.809      162,500.261
--------------------------------------------------------------------------------
Carl W. Schafer                                  18,174,645.809      190,721.261
--------------------------------------------------------------------------------
William D. White                                 18,194,455.809      170,911.261
--------------------------------------------------------------------------------

To the best of the Fund's knowledge, there were no "broker non-votes." (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarter of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the

--------------------------------------------------------------------------------
26

GLOBAL HIGH INCOME DOLLAR FUND INC.

GENERAL INFORMATION (UNAUDITED)

SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647-1568.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

You may obtain a description of the Fund's proxy voting policies and procedures (and information regarding how the Fund voted any proxies related to portfolio securities during the 12-month period ended June 30, 2004), without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. Investors should consider whether continued participation in the dividend reinvestment plan is appropriate for them when the Fund's market price exceeds its net asset value; a portion of a dividend may represent a return of capital, which would be reinvested in the Fund at a premium to net asset value. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

GENERAL INFORMATION (UNAUDITED)

the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions are paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.

DISTRIBUTION POLICY

The Fund's Board adopted a managed distribution policy in December 1999. Pursuant to the policy as in effect from December 1999 through early May 2005, the Fund made regular monthly distributions at an annualized rate equal to 11% of the Fund's net asset value, as determined as of the last trading day during the first week of that month (usually a Friday, unless the NYSE is closed that Friday). The Board approved reducing the annualized rate for distributions pursuant to the policy from 11% to 9% effective beginning with the June 2005 monthly distribution. Prior to December 20, 1999, the Fund's distributions varied based on the Fund's net investment income and realized capital gains or losses. The Fund's Board may change or terminate the managed distribution policy at any time; any such change or termination may have adverse effect on the market price for the Fund's shares.

To the extent that the Fund's taxable income in any fiscal year exceeds the aggregate amount distributed based on a fixed percentage of its net asset value, the Fund would make an additional distribution in the amount of that excess near the end of the fiscal year. To the extent that the aggregate amount distributed by the Fund (based on a fixed percentage of its net asset value) exceeds its current and accumulated earnings and profits, the amount of that excess would constitute a return of capital or net realized capital gains for tax purposes.

--------------------------------------------------------------------------------
28

GLOBAL HIGH INCOME DOLLAR FUND INC.

GENERAL INFORMATION (UNAUDITED)

Monthly distributions based on a fixed percentage of the Fund's net asset value may require the Fund to make multiple distributions of long-term capital gains during a single fiscal year. The Fund has received exemptive relief from the Securities and Exchange Commission that enables it to do so. The Fund's Board will reassess the annualized percentage of net assets at which the Fund's monthly distributions will be made no less frequently than annually.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
30

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--------------------------------------------------------------------------------

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------
32

DIRECTORS

Richard Q. Armstrong
Chairman

Margo N. Alexander

David J. Beaublen

Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White

PRINCIPAL OFFICERS

W. Douglas Beck                       John Penicook
President                             Vice President

Mark F. Kemper                        Uwe Schillhorn
Vice President and Secretary          Vice President

Thomas Disbrow
Vice President and Treasurer

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

(C) 2005 UBS Global Asset Management (US) Inc.
    All rights reserved.

                                                                 ---------------
                                                                    Presorted
[LOGO OF UBS] UBS                                                    Standard
                                                                    US Postage
                                                                      PAID
                                                                  Smithtown, NY
                                                                    Permit 700
                                                                 ---------------

              UBS GLOBAL ASSET MANAGEMENT (US) INC.
              51 West 52nd Street
              New York, New York 10019-6114

ITEM 2. CODE OF ETHICS.
-----------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Mr. Richard Burt, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

   (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

   (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

   (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

   (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - The registrant has not engaged in such a solicitation during the period covered by this report.

   (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Dollar Fund Inc.

By:   /s/ W. Douglas Beck
      -------------------
      W. Douglas Beck
      President

Date: July 11, 2005
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ W. Douglas Beck
      -------------------
      W. Douglas Beck
      President

Date: July 11, 2005
      -------------

By:   /s/ Thomas Disbrow
      ------------------
      Thomas Disbrow
      Treasurer

Date: July 11, 2005
      -------------